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                                                           November 3, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

  Re:  Morgan Stanley Fund, Inc.
      Rule 497(j) Filing (File Nos. 33-51294 and 811-07140)

Ladies and Gentlemen:

    Morgan Stanley Fund, Inc. (the "Registrant"), filed via EDGAR on October 28, 1997, a copy of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended (the "Securities Act"), and under the Investment Company Act of 1940, as amended.

    In accordance with the provisions of Rule 497(j) of the 1933 Act Rules this letter serves to certify that the prospectuses for each of the series listed on Exhibit A and the statement of additional information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act.

    The prospectus for Morgan Stanley Emerging Markets Debt Fund, Morgan Stanley Global Fixed Income Fund, Morgan Stanley High Yield Fund and Morgan Stanley Worldwide High Income Fund has been filed under separate cover pursuant to Rule 497(c).

    Should the staff have any questions regarding the foregoing, please contact me at (630)684-6774.

                                            Very truly yours,



                                            /s/ Nicholas Dalmaso
                                            --------------------
                                                Nicholas Dalmaso
                                                Assistant Secretary
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Morgan Stanley Aggressive Equity Fund
Morgan Stanley American Value Fund
Morgan Stanley Equity Growth Fund
Morgan Stanley Mid Cap Growth Fund
Morgan Stanley U.S. Real Estate Fund
Morgan Stanley Value Fund
Morgan Stanley Money Market Fund
Morgan Stanley Tax-Free Money Market Fund
Morgan Stanley Government Obligations Money Market Fund
Morgan Stanley Asian Growth Fund
Morgan Stanley Emerging Markets Fund
Morgan Stanley Global Equity Fund
Morgan Stanley Global Equity Allocation Fund
Morgan Stanley International Magnum Fund
Morgan Stanley Japanese Equity Fund
Morgan Stanley Latin American Fund
Morgan Stanley Growth and Income Fund
Morgan Stanley European Equity Fund